Loan Payable (Textual) (Details) (USD $)	12 Months Ended	122 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Loan Payable (Textual) [Abstract]
Repayments of loans payable	$ 5,000	$ 5,000